SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Merchandise	$ 24	$ 847
Raw materials and consumable supplies	9,445	12,819
Finished goods	4,609	1,558
Total	$ 14,078	$ 15,224